Other expenses - Summary of Other Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure Of Detailed Information About Other Expenses [Abstract]
Legal and professional fees	₨ 1,412	$ 17	₨ 1,438	₨ 2,066
Corporate social responsibility	311	4	240	147
Travelling and conveyance	444	5	520	595
Lease rent relating to short term leases	35	0	43	46
Director's commission	76	1	83	67
Rates and taxes	1,045	12	1,065	465
Insurance	997	12	1,153	1,226
Operation and maintenance	6,270	73	5,937	5,528
Repair and maintenance	157	2	243	177
Loss on sale /damage of property plant and equipment	18	0	18	7
Advertising and sales promotion	84	1	105	118
Security charges	605	7	542	441
Communication costs	235	3	247	167
Impairment of carbon credit	13	0	105	630
Impairment of inventory	37	0	149	32
Impairment allowances for financial assets			1,573	522
Warranty expenses	71	1
Donation	428	5	490
Liquidated damages	179	2	240	800
Miscellaneous expenses	366	4	642	601
Total	₨ 12,783	$ 150	₨ 14,834	₨ 13,636